CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Income Statement [Abstract]
Weighted average shares outstanding, basic	127,480,690	205,100,000
Weighted average shares outstanding, diluted	127,480,690	205,100,000
Basic, net loss per ordinary share	$ (0.00)	$ (0.00)
Diluted, net loss per ordinary share	$ (0.00)	$ (0.00)